Offerings - Offering: 1	Mar. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001, per share
Amount Registered | shares	2,000,000
Maximum Aggregate Offering Price	$ 3,200,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 489.92
Offering Note	(1) Angi Inc. (the "Registrant") previously registered the offering of up to 419,598,827 shares of Class A common stock, par value $0.001 per share, of the Registrant (the "Class A common stock"), under the registration statement on Form S-3 (Registration No. 333-284531), which was originally filed with the U.S. Securities and Exchange Commission on January 27, 2025 and declared effective on February 14, 2025 (the "Prior Registration Statement"). The number of shares of Class A common stock registered under the Prior Registration Statement represented an estimate of the maximum number of shares of Class A common stock that would be distributed to the holders of shares of common stock and Class B common stock of IAC Inc. upon the consummation of a spin-off transaction to such holders. As of the date hereof, all of the shares of Class A common stock registered under the Prior Registration Statement remain undistributed thereunder. In accordance with Rule 462(b) under the Securities Act of 1933, as amended (the "Securities Act"), an additional 2,000,0000 shares of Class A common stock are hereby registered, which additional shares are in an amount and at a price that together represent no more than 20% of the maximum aggregate offering price of the securities registered under the Prior Registration Statement. There are also registered hereunder such indeterminate number of additional shares of Class A common stock that may become issuable due to anti-dilution adjustments for changes resulting from stock splits, stock dividends, recapitalizations or similar transactions and certain other events as provided for in the terms of the Class A common stock. (2) Maximum aggregate offering price estimated in accordance with Rule 457(a) and Rule 457(c) promulgated under the Securities Act, and solely for the purposes of calculating the registration fee, calculated as the product of (i) 2,000,000 (the estimated maximum number of shares of Class A common stock being registered on this registration statement), multiplied by (ii) the average of the high and low prices of the Class A common stock as reported on The Nasdaq Global Select Market on March 17, 2025.